Reporting entity and going concern - Additional information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Reporting entity and going concern [Abstract]
Loss for the year	$ 7,604,214	$ (14,832,928)	$ (9,220,638)	$ (33,234,290)
Accumulated deficit	(207,318,709)		(207,318,709)		$ (198,098,071)
Working capital	74,609,284		74,609,284		26,639,247
Cash and cash equivalents	$ 75,710,452	$ 8,546,279	$ 75,710,452	$ 8,546,279	$ 27,779,666	$ 18,861,029